Share-based compensation - Schedule of employee stock purchase plan cost calculation parameters (Detail)	Sep. 01, 2022 NOK (kr) kr / shares shares	Sep. 01, 2022 USD ($) $ / shares shares	Mar. 01, 2022 NOK (kr) kr / shares shares	Mar. 01, 2022 USD ($) $ / shares shares	Sep. 01, 2021 NOK (kr) kr / shares shares	Sep. 01, 2021 USD ($) $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected contribution amount | kr	kr 1,000		kr 1,000		kr 1,000
Employee Share Purchase Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected contribution amount		$ 2,025		$ 2,307		$ 3,009
Share price | kr / shares	kr 0.83		kr 1.96		kr 2.65
Share price volatility	68.00%	68.00%	66.00%	66.00%	64.00%	64.00%
Risk-free interest rate	2.82%	2.82%	0.95%	0.95%	0.25%	0.25%
Expected dividend payment		$ 0		$ 0		$ 0
Expected number of shares | shares	2,854,899	2,854,899	1,385,049	1,385,049	1,335,810	1,335,810
Share-based compensation cost per expected share | $ / shares		$ 0.32		$ 0.75		$ 1.01